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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended July 31, 2008. This one series has an October 31 fiscal year end.

Date of reporting period: July 31, 2008

Item 1 – Schedule of Investments

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 0.2%
INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015 (cost $367,048)	$350,000	$350,438

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 16.2%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.5%
Daimler AG, 5.125%, 11/10/2008 GBP	550,000	1,085,355

Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	255,000	308,541

Media 0.2%
UPC Holding BV, 8.00%, 11/01/2016 EUR	250,000	339,975

CONSUMER STAPLES 2.2%
Beverages 0.4%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	593,084
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	200,000	300,848

		893,932

Food Products 0.9%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,903,101

Tobacco 0.9%
British American Tobacco plc, 5.125%, 07/09/2013 EUR	700,000	1,055,589
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	450,000	890,910

		1,946,499

ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
GAZPROM OAO, 6.58%, 10/31/2013 GBP	500,000	906,621
Total SA, 4.125%, 01/25/2012 CAD	1,600,000	1,587,621

		2,494,242

FINANCIALS 9.9%
Capital Markets 1.7%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	374,579
Goldman Sachs Group, Inc., 4.50%, 01/30/2017 EUR	1,000,000	1,343,387
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	947,284
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	939,297

		3,604,547

Commercial Banks 3.8%
KfW Bankengruppe, 6.00%, 02/14/2012 RUB	53,440,000	2,205,098
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	5,900,000	5,381,605
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	850,000	745,599

		8,332,302

Consumer Finance 2.7%
Dali Capital plc, 7.25%, 11/25/2009 RUB	35,000,000	1,487,575
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	324,472
Smurfit Kappa Funding, 7.75%, 04/01/2015 EUR ρ	250,000	329,297
Toyota Credit Canada, 4.60%, 06/01/2012 CAD	2,100,000	2,096,719
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	160,000	285,394
VTB Capital SA, 6.33%, 03/15/2010 GBP	450,000	857,608
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	250,000	383,855

		5,764,920

1

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 1.0%
ABB International Finance, Ltd., 4.625%, 06/06/2013 EUR	700,000	$1,045,072
Dubai Holding Commercial Operations Group, LLC:
4.75%, 01/30/2014 EUR	450,000	619,760
6.00%, 02/01/2017 GBP	250,000	440,339

		2,105,171

Insurance 0.7%
ASIF III Jersey, Ltd., 4.375%, 12/30/2008 GBP	790,000	1,547,530

INDUSTRIALS 0.2%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	250,000	369,241

INFORMATION TECHNOLOGY 0.2%
IT Services 0.2%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	250,000	342,936

MATERIALS 0.3%
Containers & Packaging 0.2%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	260,000	366,786

Metals & Mining 0.1%
New World Resources NV, 7.375%, 05/15/2015 EUR	200,000	279,025

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
France Telecom, 4.375%, 02/21/2012 EUR	500,000	753,728
Telecom Italia SpA, 7.25%, 04/24/2012 EUR	700,000	1,128,912

		1,882,640

UTILITIES 0.6%
Multi-Utilities 0.6%
Veolia Environnement SA, 4.875%, 05/28/2013 EUR	900,000	1,367,025

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $34,131,385)		34,933,768

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 16.1%
Brazil, 10.25%, 01/10/2028 BRL	2,200,000	1,275,719
Canada, 6.25%, 06/15/2015 NZD	5,600,000	3,860,919
Hungary, 6.75%, 04/12/2010 HUF	540,000,000	3,484,151
Korea:
5.25%, 09/10/2015 KRW	4,700,000,000	4,477,179
5.25%, 03/10/2027 KRW	1,903,000,000	1,746,493
Malaysia, 4.24%, 02/07/2018 MYR	11,450,000	3,380,806
Mexico, 10.00%, 12/05/2024 MXN	70,230,000	7,571,837
Morocco, 5.375%, 06/27/2017 EUR	450,000	643,097
Norway, 4.25%, 05/19/2017 NOK	41,000,000	7,682,048
Peru, 7.50%, 10/14/2014 EUR	250,000	406,652
Ukraine, 4.95%, 10/13/2015 EUR	250,000	305,057

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $35,105,583)		34,833,958

YANKEE OBLIGATIONS – CORPORATE 0.6%
FINANCIALS 0.2%
Consumer Finance 0.2%
KazMunaiGaz Finance Sub B.V., 8.375%, 07/02/2013 144A	$200,000	204,750
Virgin Media Finance plc, 9.125%, 08/15/2016	330,000	306,900

		511,650

2

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vimpel Communications, 8.25%, 05/23/2016	$330,000	$315,975

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., FRN, 6.89%, 08/23/2011	500,000	521,007

Total Yankee Obligations – Corporate (cost $1,426,455)		1,348,632

YANKEE OBLIGATIONS – GOVERNMENT 0.6%
Colombia, 8.25%, 12/22/2014	500,000	573,750
Georgia, 7.50%, 04/15/2013	250,000	236,925
Philippines, 8.00%, 01/15/2016 ρ	350,000	388,500

Total Yankee Obligations – Government (cost $1,185,115)		1,199,175

	Country	Shares	Value

COMMON STOCKS 60.1%
CONSUMER DISCRETIONARY 5.7%
Auto Components 1.1%
Compagnie Generale des Etablissements Michelin, Class B	France	22,530	1,476,964
Nokian Renkaat Oyj	Finland	22,527	970,462

			2,447,426

Automobiles 0.2%
Daimler AG	Germany	6,042	350,343

Hotels, Restaurants & Leisure 0.9%
OPAP SA	Greece	54,200	1,942,555

Media 1.4%
Arnoldo Mondadori Editore SpA ρ	Italy	74,944	449,732
Macquarie Communications Infrastructure Group ρ	Australia	425,609	1,147,370
Pearson plc	United Kingdom	69,673	892,824
Wolters Kluwer NV	Netherlands	21,170	491,124

			2,981,050

Multi-line Retail 0.3%
PPR SA	France	6,766	732,414

Specialty Retail 0.6%
H&M Hennes & Mauritz AB, Class B ρ	Sweden	14,300	765,910
Inditex SA ρ	Spain	11,849	569,100

			1,335,010

Textiles, Apparel & Luxury Goods 1.2%
adidas AG µ	Germany	41,117	2,523,245

CONSUMER STAPLES 7.1%
Beverages 1.6%
Coca-Cola Amatil, Ltd.	Australia	109,492	787,315
Diageo plc	United Kingdom	83,695	1,455,563
Foster’s Group, Ltd. ρ	Australia	130,081	601,891
Grupo Modelo SA de CV, Ser. C	Mexico	131,700	688,855

			3,533,624

Food & Staples Retailing 1.9%
Carrefour SA µ	France	60,930	3,097,303
Woolworths, Ltd.	Australia	39,610	928,983

			4,026,286

Food Products 1.9%
Unilever NV	Netherlands	150,198	4,149,260

3

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.7%
British American Tobacco Malaysia Berhad	Malaysia	53,100	$658,706
British American Tobacco plc µ	United Kingdom	82,961	2,992,545

			3,651,251

ENERGY 5.8%
Oil, Gas & Consumable Fuels 5.8%
BP plc µ	United Kingdom	278,386	2,858,933
ENI SpA µ	Italy	69,490	2,349,071
Royal Dutch Shell plc, Class B	United Kingdom	120,010	4,226,854
Total SA µ	France	39,544	3,029,771

			12,464,629

FINANCIALS 9.1%
Capital Markets 0.0%
UBS AG *	Switzerland	1,678	32,071

Commercial Banks 3.9%
Banco Santander Central Hispano SA ρ	Spain	36,977	713,043
Bank Leumi Le-Israel BM	Israel	212,958	933,833
Danske Bank AS	Denmark	12,200	344,367
Hang Seng Bank, Ltd.	Hong Kong	50,500	992,715
HSBC Holdings plc-London Exchange	United Kingdom	20,343	336,536
Lloyds TSB Group plc µ	United Kingdom	301,169	1,757,946
Nordea Bank AB ρ	Sweden	53,500	762,882
Royal Bank of Canada	Canada	25,500	1,176,406
Sparebanken Nord-Norge	Norway	78,800	1,433,779

			8,451,507

Diversified Financial Services 1.8%
Criteria Caixa Corp. SA ρ	Spain	251,671	1,362,927
Guoco Group, Ltd.	Bermuda	76,000	797,772
Hellenic Exchanges Holding SA	Greece	73,585	1,035,888
ING Groep NV ρ	Netherlands	17,051	557,025

			3,753,612

Insurance 3.2%
Allianz SE	Germany	8,302	1,407,032
Lancashire Holdings plc	Bermuda	134,628	818,348
Legal & General Group plc	United Kingdom	613,447	1,179,521
Muenchener Rueckversicherungs-Gesellschaft AG µ	Germany	16,455	2,738,810
TrygVesta AS ρ	Denmark	10,810	786,147

			6,929,858

Real Estate Investment Trusts 0.2%
Parkway Life ρ	Singapore	7,577	6,604
Westfield Group Australia ρ	Australia	32,290	484,481

			491,085

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
Parkway Holdings, Ltd.	Singapore	222,273	323,759

INDUSTRIALS 4.7%
Aerospace & Defense 1.2%
BAE Systems plc µ	United Kingdom	284,202	2,527,149

Building Products 0.3%
Assa Abloy AB, Class B ρ	Sweden	48,400	659,861

Commercial Services & Supplies 0.4%
De La Rue plc	United Kingdom	57,549	959,578

4

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.3%
Skanska AB, Class B	Sweden	42,200	$543,690

Industrial Conglomerates 0.3%
Fraser & Neave, Ltd.	Singapore	165,000	532,060

Machinery 0.8%
Aker Yards ASA * ρ	Norway	71,780	904,161
Sandvik AB ρ	Sweden	68,000	892,723

			1,796,884

Transportation Infrastructure 1.4%
Brisa-Autoestradas de Portugal SA ρ	Portugal	45,063	456,584
Macquarie Airports	Australia	393,249	1,038,086
Macquarie Infrastructure Group ρ	Australia	644,942	1,535,852

			3,030,522

INFORMATION TECHNOLOGY 3.5%
Semiconductors & Semiconductor Equipment 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	164,618	298,555
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	54,073	513,696
United Microelectronics Corp.	Taiwan	2	1

			812,252

Software 3.1%
Nintendo Co., Ltd.	Japan	6,600	3,182,061
SAP AG	Germany	16,852	974,755
Square Enix Co., Ltd. ρ	Japan	84,400	2,629,345

			6,786,161

MATERIALS 2.5%
Chemicals 1.0%
Akzo Nobel NV	Netherlands	29,920	1,707,193
BASF AG	Germany	8,468	536,571

			2,243,764

Construction Materials 0.4%
Lafarge SA ρ	France	5,246	712,318
Siam Cement	Thailand	26,000	132,392

			844,710

Containers & Packaging 0.8%
Rexam plc	United Kingdom	213,789	1,598,326

Metals & Mining 0.2%
Teck Cominco, Ltd.	Canada	10,800	495,922

Paper & Forest Products 0.1%
Stora Enso Oyj, Class R	Finland	20,800	187,516

TELECOMMUNICATION SERVICES 10.3%
Diversified Telecommunication Services 8.4%
Belgacom SA	Belgium	9,693	380,459
BT Group plc	United Kingdom	285,090	958,449
Chunghwa Telecom Co., Ltd.	United States	41,342	1,041,405
Deutsche Telekom AG	Germany	84,692	1,471,272
France Telecom	France	176,953	5,614,690
Hrvatske Telekom SP, GDR 144A ρ	Croatia	10,000	610,000
KT Corp.	South Korea	18,570	764,788
KT Corp., ADR *	South Korea	39,540	809,384
Telecom Italia SpA	Italy	1,186,233	1,593,836
Telefonica SA	Spain	146,499	3,813,940
TeliaSonera AB ρ	Sweden	129,500	985,939

			18,044,162

5

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.9%
China Unicom, Ltd. ρ	Hong Kong	516,000	$1,059,586
StarHub, Ltd.	Singapore	651,500	1,324,667
Vodafone Group plc	United Kingdom	650,664	1,746,801

			4,131,054

UTILITIES 11.3%
Electric Utilities 6.0%
E.ON AG	Germany	3,212	612,469
Endesa SA ρ	Spain	47,754	2,116,123
Enel SpA µ	Italy	368,246	3,410,103
Fortum Oyj	Finland	45,600	2,013,696
Scottish & Southern Energy plc µ	United Kingdom	91,955	2,544,949
Spark Infrastructure Group	Australia	1,428,865	2,197,590

			12,894,930

Gas Utilities 1.8%
GDF Suez ρ	France	48,560	3,032,618
Snam Rete Gas SpA	Italy	141,982	940,634

			3,973,252

Multi-Utilities 3.5%
National Grid plc µ	United Kingdom	202,195	2,664,373
RWE AG	Germany	16,575	1,986,629
Suez Environnement SA *	France	6,812	196,450
United Utilities Group plc µ	United Kingdom	151,263	2,078,192
United Utilities Group plc, B Shares * + µ	United Kingdom	195,752	659,534

			7,585,178

Total Common Stocks (cost $133,271,472)			129,765,956

PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	636,663

UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	23,800	398,897

Total Preferred Stocks (cost $853,851)			1,035,560

RIGHTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Fortis NV * ρ (cost $0)	Belgium	8,064	126

OTHER 1.2%
Bell Aliant Regional Communications Income Fund	Canada	25,648	665,115
Bell Aliant Regional Communications Income Fund 144A	Canada	5,263	136,303
Yellow Pages Income Fund µ	Canada	203,734	1,796,249

Total Other (cost $3,255,732)			2,597,667

SHORT-TERM INVESTMENTS 11.9%
MUTUAL FUND SHARES 11.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.11% q ø	United States	8,212,407	8,212,407
Navigator Prime Portfolio, 2.66% § ρρ	United States	17,459,155	17,459,155

Total Short-Term Investments (cost $25,671,562)			25,671,562

Total Investments (cost $235,268,203) 107.4%			231,736,842
Other Assets and Liabilities (7.4%)			(15,872,216)

Net Assets 100.0%			$215,864,626

6

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

µ	All or a portion of this security is pledged as collateral for written call options.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depository Receipt
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble

The following table shows the percent of total long-term investments by geographic location as of July 31, 2008:

United Kingdom	15.7%
United States	12.0%
France	9.7%
Germany	7.2%
Norway	6.9%
Canada	5.1%
Italy	3.9%
Australia	3.9%
Netherlands	3.8%
Spain	3.8%
Mexico	3.7%
South Korea	3.5%
Japan	2.6%
Sweden	2.1%
Malaysia	1.8%
Luxembourg	1.8%
Hungary	1.6%
Finland	1.4%
Greece	1.3%
Singapore	1.0%
Hong Kong	0.9%
Ireland	0.8%
Brazil	0.7%
Bermuda	0.7%
Denmark	0.5%
Cayman Islands	0.5%
Israel	0.4%
Philippines	0.4%
Taiwan	0.4%
Morocco	0.3%
Croatia	0.3%
Colombia	0.3%
Portugal	0.2%
Peru	0.2%
Belgium	0.2%
Liberia	0.1%
Ukraine	0.1%
Georgia	0.1%
Thailand	0.1%
100.0%

Open call options written at July 31, 2008 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price	Market Value	Premiums Received
08/15/2008	DAX 30 Index	229	6,450 EUR	$241,665	$200,481
08/16/2008	Morgan Stanley Commodity Index	32	910 USD	38,080	75,888
08/16/2008	S&P/TSX 60 Index	178	840 CAD	61,262	159,223
08/16/2008	AMEX Natural Gas Index	46	660 USD	5,290	65,334
08/16/2008	AMEX Oil Index	21	1,400 USD	21,840	41,029
08/16/2008	ISE-REVERE Natural Gas Index	179	178 USD	9,398	43,681
08/16/2008	Morgan Stanley Cyclical Index	33	840 USD	116,820	99,627
08/16/2008	PHLX Housing Sector Index	250	110 USD	221,250	174,750
08/16/2008	S&P/MIB Index	130	29,000 EUR	104,868	123,018

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $235,389,174. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,510,318 and $17,162,650, respectively, with a net unrealized depreciation of $3,652,332.

7

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

8

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: September 24, 2008